PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution 2050 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7.5%
60,784  Vanguard FTSE
Developed Markets
ETF
$ 3,210,003
7.5
Total Exchange-Traded
Funds
(Cost $2,596,091)
3,210,003
7.5
MUTUAL FUNDS : 92.5%
Affiliated Investment Companies : 92.5%
142,762  Voya Intermediate
Bond Fund - Class R6
1,282,004
3.0
268,070  Voya Large Cap Value
Portfolio - Class R6
1,721,007
4.0
200,458  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,148,908
5.0
610,952  Voya Multi-Manager
International Equity
Fund - Class I
6,873,213
16.0
137,692  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,499,471
3.5
22,293  Voya Russell
TM
Large
Cap Growth Index
- Class I
1,713,026
4.0
13,564
(1)
Voya Small Cap
Growth Fund - Class
R6
645,369
1.5
64,954  Voya Small Company
Fund - Class R6
1,072,390
2.5
771,568  Voya U.S. Stock Index
Portfolio - Class I
15,454,515
36.0
61,313  VY
®
Invesco Comstock
Portfolio - Class I
1,295,535
3.0
110,681  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
3,213,077
7.5
139,911  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,491,454
3.5
13,677  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
1,284,308
3.0
Total Mutual Funds
(Cost $34,732,144)
39,694,277
92.5
Total Long-Term
Investments
(Cost $37,328,235)
42,904,280
100.0
Total Investments in
Securities
(Cost $37,328,235) $ 42,904,280 100.0
Liabilities in Excess
of Other Assets (12,114) 0.0
Net Assets $ 42,892,166 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution 2050 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 3,210,003 $ — $ — $ 3,210,003
Mutual Funds 39,694,277 — — 39,694,277
Total Investments, at fair value $ 42,904,280 $ — $ — $ 42,904,280
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,078,254 $ 779,581 $ (596,275) $ 20,444 $ 1,282,004 $ 34,700 $ 3,751 $ —
Voya Large Cap Value Portfolio -
Class R6
1,536,029 371,085 (293,662) 107,555 1,721,007 3,398 64,922 81,254
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,138,871 380,924 (547,570) 176,683 2,148,908 — 20,008 —
Voya Multi-Manager International
Equity Fund - Class I
3,200,654 4,101,288 (1,033,271) 604,542 6,873,213 — 23,353 —
Voya Multi-Manager International
Factors Fund - Class I
3,068,935 454,652 (3,345,387) (178,200) — — 378,400 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,064,048 700,435 (458,507) 193,495 1,499,471 — (21,134) —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,381,550 450,020 (280,195) 161,651 1,713,026 6,566 128,083 57,570
Voya Small Cap Growth Fund -
Class R6
548,318 98,706 (90,230) 88,575 645,369 — 19,461 —
Voya Small Company Fund - Class
R6
927,156 251,340 (189,329) 83,223 1,072,390 — 23,130 —
Voya U.S. Stock Index Portfolio -
Class I
12,970,721 4,509,725 (2,995,422) 969,491 15,454,515 11,927 659,450 1,100,615
VY
®
Invesco Comstock Portfolio -
Class I
1,084,119 331,091 (176,920) 57,245 1,295,535 1,092 1,225 109,615
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,784,914 1,520,776 (404,956) 312,343 3,213,077 13,366 (30,050) 37,023
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,064,112 841,786 (453,432) 38,988 1,491,454 — (7,981) 143,980
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,281,911 372,969 (382,836) 12,264 1,284,308 — 127,792 113,477
$ 33,129,592 $ 15,164,378 $ (11,247,992) $ 2,648,299 $ 39,694,277 $ 71,049 $ 1,390,410 $ 1,643,534
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,576,044
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 5,576,044